CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss				$ (6,321,195)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities					$ 681,911,000	$ (272,050,000)	$ (1,179,637,000)
Cash Flows from Investing Activities:
Net cash used in investing activities					(21,866,000)	(95,078,000)	(7,432,000)
Cash Flows from Financing Activities:
Redemption of Class A common shares						(3,410,000)	(37,777,000)
Net cash provided by financing activities					160,661,000	646,179,000	1,496,494,000
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH					820,706,000	279,051,000	309,425,000
Cash - Beginning				405,080,000	405,080,000	262,368,000
Cash - Ending	$ 405,080,000				1,412,665,000	405,080,000	$ 262,368,000
Social Capital Member
Cash Flows from Operating Activities:
Net loss	(21,631)	$ (6,043,293)	$ (277,902)	(6,321,195)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on cash and marketable securities held in Trust Account				(42,207)
Changes in operating assets and liabilities:
Prepaid expenses				(383,761)
Accrued expenses				4,362,316
Net cash provided by (used in) operating activities	(21,631)			(2,384,847)
Cash Flows from Investing Activities:
Investment of cash in Trust Account				(414,000,000)
Net cash used in investing activities				(414,000,000)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B ordinary shares to Sponsor	0			25,000
Proceeds from sale of Units, net of underwriting discounts paid				406,800,000
Proceeds from sale of Private Placement Warrants				9,200,000
Repayment of advances from related parties				(21,631)
Proceeds from promissory note - related party	21,631			1,438,497
Repayment of promissory note - related party				(300,000)
Payment of offering costs				(506,558)
Proceeds from promissory note	0
Net cash provided by financing activities	21,631			416,635,308
NET INCREASE IN CASH, CASH EQUIVALENTS, AND RESTRICTED CASH	0			250,461
Cash - Beginning	0			0	$ 0
Cash - Ending	$ 0	$ 250,461		250,461		$ 0
Non-cash investing and financing activities:
Initial classification of ordinary shares subject to possible redemption				396,006,810
Change in value of ordinary shares subject to possible redemption				(6,321,196)
Deferred underwriting fee				14,490,000
Offering costs included in accrued offering costs				$ 264,285